CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019		Dec. 31, 2018
Revenues:
Net revenue	$ 220,600,000	$ 149,800,000	$ 593,200,000	$ 388,000,000
Cost of revenues:
Cost of revenue	163,900,000	105,600,000	443,100,000	277,700,000
Gross profit	56,700,000	44,200,000	150,100,000	110,300,000
General and administrative expenses	58,400,000	37,500,000	153,200,000	95,600,000
Depreciation and amortization expense	1,800,000	500,000	4,500,000	1,800,000
Total general and administrative expenses	60,200,000	38,000,000	157,700,000	97,400,000	$ 1,934,799		$ 342
(Loss) income from operations	(3,500,000)	6,200,000	(7,600,000)	12,900,000	(1,934,799)		(342)
Other income (expense)
Interest income					2,252,652
Interest expense, floor plan payable - new equipment	(500,000)	(900,000)	(1,800,000)	(2,400,000)
Interest expense - other	(5,600,000)	(4,700,000)	(15,900,000)	(12,700,000)
Other income	8,000,000	300,000	8,700,000	900,000
Change in fair market of warrants		(28,300,000)		(28,300,000)
Loss on extinguishment of debt			(7,600,000)
Total other income (expense)	1,900,000	(33,600,000)	(16,600,000)	(42,500,000)
Income (loss) before provision for income taxes	(1,600,000)	(27,400,000)	(24,200,000)	(29,600,000)	317,853		(342)
Income tax benefit	(1,900,000)	0	(3,400,000)	0	309,000		800
Net income (loss)	$ 300,000	$ (27,400,000)	$ (20,800,000)	$ (29,600,000)	$ 8,853		$ (1,142)
Basic and diluted income (loss) per share	$ 0.01	$ (3.74)	$ (0.81)	$ (4.05)	$ (0.56)	[1]	$ 0.00	[1]
Basic and diluted weighted average common shares outstanding	29,221,460	7,300,000	25,689,145	7,300,000	2,961,370	[2]	3,125,000	[2]
New and Used Equipment Sales
Revenues:
Net revenue	$ 97,900,000	$ 61,100,000	$ 275,200,000	$ 167,100,000
Cost of revenues:
Cost of revenue	84,400,000	53,400,000	240,300,000	146,600,000
Parts Sales
Revenues:
Net revenue	35,500,000	22,900,000	92,300,000	60,000,000
Cost of revenues:
Cost of revenue	24,300,000	14,900,000	63,300,000	39,400,000
Service Revenue
Revenues:
Net revenue	35,500,000	27,300,000	94,100,000	67,200,000
Cost of revenues:
Cost of revenue	13,500,000	10,000,000	35,900,000	24,300,000
Rental Revenue
Revenues:
Net revenue	32,200,000	27,800,000	83,400,000	66,900,000
Cost of revenues:
Cost of revenue	5,400,000	4,300,000	14,800,000	11,400,000
Rental Equipment Sales
Revenues:
Net revenue	19,500,000	10,700,000	48,200,000	26,800,000
Cost of revenues:
Cost of revenue	17,100,000	9,300,000	41,700,000	23,100,000
Rental Depreciation
Cost of revenues:
Cost of revenue	$ 19,200,000	$ 13,700,000	$ 47,100,000	$ 32,900,000

[1]	Loss per common share - basic and diluted excludes income attributable to common stock subject to possible redemption of $1,676,357 for the year ended December 31, 2019.
[2]	Excludes an aggregate of 13,820,208 shares of common stock subject to possible redemption at December 31, 2019.